6. ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details Narrative) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Expenses Details Narrative
Accounts payable	$ 2,186,911	$ 1,682,226	$ 1,078,903
Accounts payable related to FICA cost	$ 271,602	$ 250,000